Cover	3 Months Ended
Mar. 31, 2021
Cover [Abstract]
Document Type	S-1/A
Amendment Flag	true
Amendment Description	Amendment No. 1
Entity Registrant Name	ANDINA ACQUISITION CORP. III
Entity Central Index Key	0001691936
Entity Tax Identification Number	00-0000000
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	Calle 113 # 7-45 Torre B
Entity Address, Address Line Two	Oficina
Entity Address, City or Town	Bogotá
Entity Address, Postal Zip Code	1012
City Area Code	(646)
Local Phone Number	565-3861
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false